Statement of Changes in Stockholders' Equity (Unaudited) - Greenland Exploration Limited - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Equity [Member]
Balance – October 31, 2024 at Jun. 30, 2025		$ 20,000	$ (8,335)	$ 11,665
Ending balance, shares at Jun. 30, 2025	1,500,000
Balance – October 31, 2024 at Sep. 30, 2025		20,000	(28,136)	(8,136)
Ending balance, shares at Sep. 30, 2025	1,500,000
Balance – July 31, 2024 at Jun. 08, 2025
Beginning balance, shares at Jun. 08, 2025
Issuance of 1,500,000 common shares, no par value		10,000		10,000
Issuance of common shares, no par value, shares	1,500,000
Issuance of $15 exercise price warrants		10,000		10,000
Net loss			(8,335)	(8,335)
Balance – October 31, 2024 at Jun. 30, 2025		20,000	(8,335)	11,665
Ending balance, shares at Jun. 30, 2025	1,500,000
Balance – July 31, 2024 at Jun. 08, 2025
Beginning balance, shares at Jun. 08, 2025
Balance – October 31, 2024 at Sep. 30, 2025		20,000	(28,136)	(8,136)
Ending balance, shares at Sep. 30, 2025	1,500,000
Balance – July 31, 2024 at Jun. 30, 2025		20,000	(8,335)	11,665
Beginning balance, shares at Jun. 30, 2025	1,500,000
Net loss			(19,801)	(19,801)
Balance – October 31, 2024 at Sep. 30, 2025		20,000	(28,136)	(8,136)
Ending balance, shares at Sep. 30, 2025	1,500,000
Balance – October 31, 2024 at Sep. 30, 2025		$ 20,000	$ (28,136)	$ (8,136)
Ending balance, shares at Sep. 30, 2025	1,500,000